Subsequent Events (Details) - At Market Issuance sales - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2026	Mar. 24, 2026	Aug. 31, 2024
Subsequent Events
Aggregate offering price			$ 5.8
Subsequent Event
Subsequent Events
Threshold Percentage of Compensation from Gross Proceeds	3.00%
Aggregate offering price	$ 3.5
Aggregate value of shares remaining from agreement		$ 3.2